Provisions and post-retirement benefits - Summary of Provisions, including post-retirement benefits (Detail) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2020	Dec. 31, 2019
Disclosure of other provisions [Line Items]
Opening balance	$ 15,103
Adjustment on currency translation	(298)
Adjustments to property, plant and equipment:
– changes in estimate	84
Charged/(credited) to profit:
– increases to existing and new provisions	504
– decreases to existing provisions and unused amounts reversed	(168)
– amortisation of discount	216
Utilised in the period	(351)
Actuarial losses recognised in equity	345
Transfers and other movements	(32)
Closing balance	15,403
Balance sheet analysis:
Current		$ 1,480	$ 1,399
Non-current		13,923	13,704
Total	15,403	15,403	15,103
Pensions and post retirement healthcare
Disclosure of other provisions [Line Items]
Opening balance	2,714
Adjustment on currency translation	(81)
Adjustments to property, plant and equipment:
– changes in estimate	0
Charged/(credited) to profit:
– increases to existing and new provisions	97
– decreases to existing provisions and unused amounts reversed	0
– amortisation of discount	0
Utilised in the period	(97)
Actuarial losses recognised in equity	345
Transfers and other movements	0
Closing balance	2,978
Balance sheet analysis:
Current		71
Non-current		2,907
Total	2,978	2,978	2,714
Other employee entitlements
Disclosure of other provisions [Line Items]
Opening balance	354
Adjustment on currency translation	(6)
Adjustments to property, plant and equipment:
– changes in estimate	0
Charged/(credited) to profit:
– increases to existing and new provisions	52
– decreases to existing provisions and unused amounts reversed	(6)
– amortisation of discount	0
Utilised in the period	(26)
Actuarial losses recognised in equity	0
Transfers and other movements	0
Closing balance	368
Balance sheet analysis:
Current		282
Non-current		86
Total	368	368	354
Close down and restoration/ environmental
Disclosure of other provisions [Line Items]
Opening balance	11,090
Adjustment on currency translation	(194)
Adjustments to property, plant and equipment:
– changes in estimate	72
Charged/(credited) to profit:
– increases to existing and new provisions	275
– decreases to existing provisions and unused amounts reversed	(94)
– amortisation of discount	214
Utilised in the period	(155)
Actuarial losses recognised in equity	0
Transfers and other movements	(2)
Closing balance	11,206
Balance sheet analysis:
Current		612
Non-current		10,594
Total	11,090	11,206	11,090
Other
Disclosure of other provisions [Line Items]
Opening balance	945
Adjustment on currency translation	(17)
Adjustments to property, plant and equipment:
– changes in estimate	12
Charged/(credited) to profit:
– increases to existing and new provisions	80
– decreases to existing provisions and unused amounts reversed	(68)
– amortisation of discount	2
Utilised in the period	(73)
Actuarial losses recognised in equity	0
Transfers and other movements	(30)
Closing balance	851
Balance sheet analysis:
Current		515
Non-current		336
Total	$ 851	$ 851	$ 945